Principal Accounting Policies - Basis of presentation, principles of consolidation, recognition of noncontrolling interests and cost allocations (Details) - 12 months ended Dec. 31, 2017 - Phoenix TV Group
¥ in Millions
	USD ($)	CNY (¥)
Old Agreements | Trademark license fee
Revenue Recognition, Multiple-deliverable Arrangements
Annual license fee payable | $	$ 10,000
Old Agreements | Content license fee
Revenue Recognition, Multiple-deliverable Arrangements
Percentage of the after-tax revenues earned from sublicensing Phoenix TV Group's video content to third parties	50.00%
Fixed amount of payment to cover other services provided by Phoenix TV Group, group will pay for the first year | ¥		¥ 1.6
Percentage of annual growth on fixed amount of payment, group will pay	25.00%
New Agreements | Trademark license fee | Maximum
Revenue Recognition, Multiple-deliverable Arrangements
Percentage of revenue from which the annual license fee payable is derived	2.00%
Fixed fee for each company | $	$ 100,000
New Agreements | Content license fee
Revenue Recognition, Multiple-deliverable Arrangements
Fixed amount of payment to cover other services provided by Phoenix TV Group, group will pay for the first year | ¥		¥ 10.0
Percentage of annual growth on fixed amount of payment, group will pay	15.00%